Net Loss per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net loss	$ (21,914)	$ (16,583)	$ (34,385)	$ (22,606)	$ (11,817)
Denominator:
Weighted-average common shares outstanding	11,725,000	2,797,000	2,934,000	2,489,000	2,338,000
Less: Weighted-average unvested common shares subject to repurchase or forfeiture	(253,000)	(142,000)	(128,000)	(215,000)	(366,000)
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	11,472,000	2,655,000	2,806,000	2,274,000	1,972,000
Net loss per share of common stock, basic and diluted (in dollars per share)	$ (1.91)	$ (6.25)	$ (12.26)	$ (9.94)	$ (5.99)
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	8,628,196	32,695,001	32,946,021	29,847,716	23,946,469
Convertible preferred stock
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation		25,876,142	25,876,142	25,033,684	21,245,808
Stock options to purchase common stock
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	7,891,581	6,372,867	6,581,481	4,587,344	2,350,977
Employee Stock Purchase Plan
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	282,769
Common stock held in escrow
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation		11,872	11,872
Common stock subject to repurchase
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	197,211	127,901	148,060	226,688	349,684
Restricted stock units
Potentially dilutive securities that were excluded from the diluted per share
Potentially dilutive securities excluded from the diluted per share calculation	256,635	306,219	328,466